Cover	Nov. 10, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Registrant Name	ORION180 INSURANCE GROUP INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-43475
Entity Tax Identification Number	88-0901536
Entity Address, Address Line One	505 N. John Rodes Blvd.
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32934
City Area Code	321
Local Phone Number	213-6222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	OIG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002124472
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	930 S. Harbor City Blvd
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Melbourne
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32901